Other Liabilities - Summary of Recorded Activity for Basic Warranty and Accruals for Campaign Programs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance, beginning of year	$ 1,058	$ 1,004
Current year additions	903	834
Claims paid	(815)	(750)
Currency translation adjustment and other	(35)	(30)
Balance, end of year	$ 1,111	$ 1,058